May 11, 2018
Hartford Multifactor Emerging Markets ETF
Hartford Multifactor Emerging Markets ETF

MAY 11, 2018

SUPPLEMENT TO

Hartford Multifactor Emerging Markets ETF

SUMMARY PROSPECTUS

DATED JANUARY 26, 2018, AS RESTATED FEBRUARY 15, 2018

AND

Hartford Multifactor US Equity ETF

SUMMARY PROSPECTUS

DATED JANUARY 26, 2018, AS RESTATED FEBRUARY 15, 2018

(each, a “Fund” and, collectively, the “Funds”)

EACH A SERIES OF LATTICE STRATEGIES TRUST

Hartford Multifactor ETFs

PROSPECTUS

DATED JANUARY 26, 2018, AS SUPPLEMENTED FEBRUARY 15, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Prospectus.

Effective immediately, the following changes are made to each Fund's Summary Prospectus and the summary section for each Fund in the Hartford Multifactor ETFs' Prospectus:

The section entitled “Principal Investment Strategy” in the Summary Prospectus of each Fund and the summary section for each Fund in the Hartford Multifactor ETFs' Prospectus is amended as set forth below:

1.     Hartford Multifactor Emerging Markets ETF

The third sentence of the third paragraph is deleted in its entirety and replaced with the following:

The Index's components are risk- and factor-adjusted twice annually, with a reconstitution and rebalance occurring in March and a rebalance in September.

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.